10-Q Leases - Cash flows associated with the Company’s operating and finance leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flows from operating leases	$ (8,190)	$ (7,545)	$ (31,083)	$ (29,920)	$ (29,352)
Operating cash flows from finance leases	(4,248)	(4,449)	(17,626)	(17,537)	(18,265)
Financing cash flows from finance leases	(2,832)	(2,474)	(10,230)	(9,445)	(8,474)	[1]
Net cash flows from leasing arrangements	$ (15,270)	$ (14,468)	$ (58,939)	$ (56,902)	$ (56,091)

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.